Investments - Summary of Financial Assets Excluding Derivatives (Detail) - Financial Assets Excluding Derivatives Measurement Category [Member] - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets where aegon bear the risk, excluding derivatives	€ 71,558	€ 72,504
Financial assets where policyholders bear the risk, excluding derivatives	208,862	193,390
Total	280,421	265,894
FVOCI (With recycling)	51,364	50,354
FVOCI (no recycling)	39	10
Amortized cost	10,425	10,227
Financial assets measured at FVPL – designated	2,570	2,526
Financial assets measured at FVPL – mandatory	7,160	9,386
Total	71,558	72,504
Fair value	70,320	71,372
Investments For Risk Of Policy Holders [member]
Disclosure of financial assets [line items]
Total	208,862	193,390
Shares [member]
Disclosure of financial assets [line items]
FVOCI (With recycling)	0
FVOCI (no recycling)	39	10
Amortized cost	0
Financial assets measured at FVPL – designated	0
Financial assets measured at FVPL – mandatory	274	291
Total	313	300
Fair value	313	300
Shares [member] | Investments For Risk Of Policy Holders [member]
Disclosure of financial assets [line items]
Total	18,421	16,191
Debt securities [member]
Disclosure of financial assets [line items]
FVOCI (With recycling)	48,310	47,191
FVOCI (no recycling)	0
Amortized cost	67	52
Financial assets measured at FVPL – designated	1,638	1,538
Financial assets measured at FVPL – mandatory	814	858
Total	50,829	49,639
Fair value	50,829	49,639
Debt securities [member] | Investments For Risk Of Policy Holders [member]
Disclosure of financial assets [line items]
Total	6,316	6,172
Money market and other short-term investments [member]
Disclosure of financial assets [line items]
FVOCI (With recycling)	3,025	3,135
FVOCI (no recycling)	0
Amortized cost	0
Financial assets measured at FVPL – designated	156	215
Financial assets measured at FVPL – mandatory	1,908	3,999
Total	5,089	7,349
Fair value	5,089	7,349
Money market and other short-term investments [member] | Investments For Risk Of Policy Holders [member]
Disclosure of financial assets [line items]
Total	1,571	1,346
Unconsolidated Investment Funds [member] | Investments For Risk Of Policy Holders [member]
Disclosure of financial assets [line items]
Total	180,805	167,411
Deposits with financial institutions [member]
Disclosure of financial assets [line items]
FVOCI (With recycling)	0
FVOCI (no recycling)	0
Amortized cost	18	18
Financial assets measured at FVPL – designated	0
Financial assets measured at FVPL – mandatory	0
Total	18	18
Fair value	18	18
Deposits with financial institutions [member] | Investments For Risk Of Policy Holders [member]
Disclosure of financial assets [line items]
Total	1,749	2,271
Loans [member]
Disclosure of financial assets [line items]
FVOCI (With recycling)	0
FVOCI (no recycling)	0
Amortized cost	10,340	10,157
Financial assets measured at FVPL – designated	73
Financial assets measured at FVPL – mandatory	0
Total	10,413	10,157
Fair value	9,175	9,025
Other [member]
Disclosure of financial assets [line items]
FVOCI (With recycling)	29	29
FVOCI (no recycling)	0
Amortized cost	1	1
Financial assets measured at FVPL – designated	704	773
Financial assets measured at FVPL – mandatory	4,163	4,239
Total	4,897	5,041
Fair value	€ 4,897	€ 5,041